Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments [Abstract]
Change in exchange rate			10.00%		10.00%
Carrying value of net asset			$ 2,299		$ 2,817
Foreign exchange loss (gain), net	$ (1,611)	$ 1,358	$ (1,432)	$ 2,504	$ 7,234	$ (1,363)	$ (186)